CONSOLIDATED BALANCE SHEETS - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 2,201	£ 1,944
Goodwill	8,009	7,592
Other intangible assets	320	24
Financial assets at amortized cost	284	301
Non-current assets	10,814	9,861
Current assets
Cash and cash equivalents	54,816	73,537
Total financial assets at amortized cost - current	16,328
R&D tax credit receivable	14,882	6,945
Other current assets	9,745	5,520
Trade receivables	915	331
Current assets	96,686	86,333
Non-current liabilities
Contract liabilities	(63,485)	(72,501)
Non-current liabilities	(63,485)	(72,501)
Current liabilities
Contract liabilities	(8,864)	(4,247)
Trade and other payables	(12,633)	(10,783)
Lease liability	(446)	(137)
Current liabilities	(21,943)	(15,167)
Net assets	22,072	8,526
Capital and reserves attributable to the owners of the parent
Share capital	5,390	4,489
Capital reserves	277,860	225,462
Translation reserve	2,085	1,541
Accumulated losses	(263,263)	(222,966)
Total shareholders equity	£ 22,072	£ 8,526